OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING SEGMENTS

	Year Ended December 31, 2024
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$4,844	$1,835	$532	$7,211
Inter-segment	-	(45)	-	(45)
Total	4,844	1,790	532	7,166

Cost of revenues
External	3,258	1,692	275	5,225
Inter-segment	-	-	(45)	(45)
Total	3,258	1,692	230	5,180

Segment operational loss (gain)	(182)	1,735	13,083	14,636
Loss on revaluation of warrant liability				4,389
Finance expense, net				238
Tax expenses				-
Loss				$19,263

(*)	All revenues from the smart cart segment are generated from one customer, and accounts for 7% of the Company’s revenues for the year ended December 31, 2024. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total revenues of the Company.
(**)	All revenues are generated in the state of Israel.
(**)	All non-current assets are located in the state of Israel.

	Year Ended December 31, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$3,084	$2,619	$6,128	$11,831
Inter-segment	-	(456)	-	(456)
Total	3,084	2,163	6,128	11,375

Cost of revenues
External	2,867	1,423	5,548	9,838
Inter-segment	-	-	(456)	(456)
Total	2,867	1,423	5,092	9,382

Segment operational loss (gain)	2,416	317	16,362	19,095
Gain on revaluation of warrant liability				(1,255)
Finance expense, net				217
Tax expenses				-
Loss				$18,057

(*)	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 51.5% of the Company’s revenues for the year ended December 31, 2023. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
(**)	All revenues are generated in the state of Israel.
(**)	All non-current assets are located in the state of Israel.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 31 – OPERATING SEGMENTS (CONTINUED):

	Year Ended December 31, 2022
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$3,958	$1,705	$3,688	$9,351
Total	3,958	1,705	3,688	9,351

Cost of revenues
External	3,462	1,163	2,892	7,517
Total	3,462	1,163	2,892	7,517

Segment operational loss (gain)	761	(60)	16,001	16,702
Loss on revaluation of warrant liability				254
Finance expense, net				1,391
Tax expenses				-
Loss				$18,347

(*)	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 39.4% of the Company’s revenues for the year ended December 31, 2022. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
(**)	All revenues are generated in the state of Israel.
(**)	All non-current assets are located in the state of Israel.

	As at December 31, 2024
	Precision Metal Parts	Advanced Engineering	Smart Carts	Adjustment & Elimination	Total
Segment assets	$3,017	$1,043	$14,818	$-	$18,878
Segment liabilities	$2,138	$717	$9,179	$-	$12,034

	As at December 31, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts	Adjustment & Elimination	Total
Segment assets	$2,316	$1,249	$4,954	$-	$8,519
Segment liabilities	$3,507	$832	$6,489	$-	$10,828